Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Sale of series B Preferred Stock, stock issuance costs	$ 1,183,751